Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

United States Dollars
31 December 2022					31 December 2023
Land, mineral rights and rehabilitation assets	Mine development, infrastructure and other assets	Right-of-use assets relating to mine development, infrastructure and other assets	Total		Total	Right-of-use assets relating to mine development, infrastructure and other assets	Mine development, infrastructure and other assets	Land, mineral rights and rehabilitation assets

				Cost
466.9	11,144.0	558.1	12,169.0	Balance at beginning of the year	12,792.8	578.1	11,782.7	432.0
(1.8)	1.8	—	—	Reclassifications	(9.8)	(9.5)	3.1	(3.4)
10.8	1,058.5	—	1,069.3	Additions	1,054.7	—	1,052.2	2.5
—	6.3	—	6.3	Other Salares Norte non- cash costs capitalised	13.2	—	13.2	—
—	—	47.9	47.9	Right-of-use assets capitalised during the year (refer note 36)	98.0	98.0	—	—
—	—	11.6	11.6	Remeasurements of right-of- use assets capitalised (refer note 36)[1]	16.3	16.3	—	—
—	37.9	—	37.9	General borrowing costs capitalised[2]	64.9	—	64.9	—
—	(20.9)	—	(20.9)	Disposals	(8.0)	—	(8.0)	—
(5.8)	(90.7)	(20.3)	(116.8)	Scrapping of assets	(141.3)	(31.7)	(109.3)	(0.3)
(22.1)	—	—	(22.1)	Changes in estimates of rehabilitation assets (refer note 28.1)	53.9	—	—	53.9
(16.0)	(354.2)	(19.2)	(389.4)	Translation adjustment	(164.8)	0.7	(160.8)	(4.7)
432.0	11,782.7	578.1	12,792.8	Balance at end of the year	13,769.9	651.9	12,638.0	480.0
				Accumulated depreciation and impairment
92.4	6,851.3	146.2	7,089.9	Balance at beginning of the year	7,977.1	239.8	7,618.9	118.4
—	—	—	—	Reclassifications	(9.8)	(8.6)	(1.2)	—
25.6	746.1	72.6	844.3	Charge for the year	795.3	76.5	700.0	18.8
—	2.3	1.7	4.0	Salares Norte depreciation capitalised	6.9	2.0	4.9	—
7.6	339.3	44.5	391.4	Impairment	156.4	—	122.9	33.5
—	(19.9)	—	(19.9)	Disposals	(6.5)	—	(6.5)	—
(5.8)	(90.7)	(20.3)	(116.8)	Scrapping of assets	(141.3)	(30.2)	(110.8)	(0.3)
(1.4)	(209.5)	(4.9)	(215.8)	Translation adjustment	(82.6)	0.3	(86.6)	3.7
118.4	7,618.9	239.8	7,977.1	Balance at end of the year	8,695.5	279.8	8,241.6	174.1
313.6	4,163.8	338.3	4,815.7	Carrying value at end of the year	5,074.4	372.1	4,396.4	305.9
[1]The re-measurements in 2023 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”). (2022: Leases at the Group’s Australian operations that have variable payments linked to the Australian CPI).
[2]General borrowing costs of US$64.9 million (2022: US$37.9 million) arising on Group general borrowings were capitalised during the period and related to the Salares Norte project. An average interest capitalisation rate of 6.6% (2022: 6.4%) was applied.